May 1, 2026

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	X-Square Balanced Fund, LLC - File Nos. 333-229217 and 811-23417

Dear Sir/Madam:

On behalf of the X-Square Balanced Fund, LLC (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information, each dated April 29, 2026, that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information, each dated April 29, 2026, contained in Post-Effective Amendment No. 9 under the Securities Act and Amendment No. 11 under the Investment Company Act of 1940, as amended, to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities Exchange Commission on April 29, 2026 (Accession No. 0001398344-26-007553).

If you have any questions, please contact Andrew Davalla at (614) 469-3353 or Abigail Ophir at (216) 566-5682.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla

3900 Key Center 127 Public Square Cleveland, Ohio 44114-1291	www.ThompsonHine.com O: 216.566.5500 F: 216.566.5800